Note 19 - Income Tax and Social Contributions	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]

19.    Income tax and social contributions

a)	Current Income tax and social contribution recognized in profit or loss

The income tax and social contribution recognized in profit or loss for the year is as follows:

Income tax and social contribution (expense) income	12/31/2024	12/31/2023
Current	(7,528)	(8,979)
Deferred	27,910	2,260
	20,382	(6,719)

The reconciliation of Company income tax and social contribution expenses and the result from applying the effective rate to profit before income tax and social contribution is shown below. The Company operates in the following tax jurisdictions: Brazil, where the corporate tax rate is 34% and Canada, where the federal corporate tax rate is 15% with varying provincial tax rates, such as British Columbia’s 12% tax rate, which totals 27% income tax rate applicable to Sigma in Canada:

	12/31/2024	12/31/2023
Loss before income tax and social contribution	(90,363)	(31,527)
Statutory tax rate	27%	27%
Tax benefits at statutory rate	24,398	8,512
Reconciling items
Impact of foreign income tax rate differential	4,525	(2,294)
Exclusion of Canadian tax credits	(6,944)	(17,362)
Tax losses carryforward from previous years	(1,405)	4,324
Other	(192)	101
Current and deferred income tax and social contribution	20,382	(6,719)
Effective tax rate	22.6%	(21.3% )

The amount of $18,050 on December 2024 ($15,371 on December 31, 2023) of tax loss carryforward generated in Canada by the Company has not been recognized since we do not expect to have taxable income to offset it. This tax loss carryforward expires between 2039 and 2044.

b)	Deferred income tax and social contribution:

The deferred income tax and social contribution are calculated on tax loss carryforwards and the temporary differences between the tax bases of assets and liabilities and their carrying amounts.

	12/31/2023	Income	Equity	12/31/2024
Temporary differences:
Pre-operational expenses	4,586	(1,004)	-	3,582
Tax loss carry forward	-	11,746	-	11,746
Provision for bonus payments	57	(57)	-	-
Provision for social projects	508	(508)	-	-
Unrealized foreign currency fluctuation	(3,889)	15,920	-	12,031
Leasing	-	(20)	-	(20)
Taxes installments program	153	1,810	-	1,963
Commission provision	803	(177)	-	626
Other	42	200	-	242
Foreign currency translation adjustment of subsidiaries	(190)	-	(2,317)	(2,507)
Total deferred tax assets	2,070	27,910	(2,317)	27,663

The Company expects to realize the deferred tax assets within two years.

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable income. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretation. The Company recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to items recognized directly in shareholders’ equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are presented net as liabilities when there are amounts payable, or in assets when the amounts paid in advance exceed the total due on the date of the report.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized when it is probable that it will not revert in a foreseeable future in accordance with IAS 12 – Taxes on Profit. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred income tax assets and liabilities are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss carryforward and social contribution negative basis, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.